Commitments and Contingencies - Summary of Lease Terms and Discount Rates Related to Finance and Operating Leases (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Weighted-average remaining lease term
Operating leases	6 years 6 months 3 days	6 years 1 month 20 days	6 years 6 months 7 days	4 years 6 months 7 days
Finance leases	6 years 4 months 9 days	5 years 2 months 19 days	5 years 8 months 15 days	5 years 8 months 19 days
Weighted-average discount rate
Operating leases	13.87%	13.03%	12.12%	10.53%
Finance leases	14.62%	12.53%	12.16%	11.65%